Taxation - Income Tax (Benefit)/ Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current	¥ 105,484	$ 14,451	¥ 122,118	¥ 86,560
Deferred	(42,525)	(5,826)	(49,963)	(148,340)
Income tax (benefit)/expense	¥ 62,959	$ 8,625	¥ 72,155	¥ (61,780)